UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549


                                       Form 13F

                                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/10
                                               __________

Check here if Amendment [  ];  Amendment Number:  _________
This Amendment (Check only one.):	 [  ]  is a restatement.
 	                                 [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:	         Fort Pitt Capital Group
 Address:	 680 Andersen Drive
 	         Foster Plaza Ten
 	         Pittsburgh, PA  15220

Form 13F File Number:  28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	 Douglas W. Kreps
Title:	 Principal
Phone:	(412) 921-1822

Signature, Place, and Date of Signing:

/s/ Douglas W. Kreps	Pittsburgh, PA	February 15, 2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	       0
Form 13F Information Table Entry Total:	      89
Form 13F Information Table Value Total:	 440,484
 	                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE


			       		                       SHRS             PUT     INV
ISSUER                  CLASS             CUSIP        VALUE  PRN_AMT  SH_PRN   CALL    DISC  MANAGERS SOLE  SHARED  NONE
---------------------- --------        ------------   ------- ------  -------  ------  ------ -------- ----- ------ ------

1/100 Berkshire HathawayCLA A		084990175	482	0	SH		SOLE		0
3M Co			COM		88579y101	546	6	SH		SOLE		6
Abbott Laboratories	COM		002824100	1692	35	SH		SOLE		35
Air Prods & Chem	COM		009158106	329	4	SH		SOLE		4
Alcoa Inc		COM		013817101	4182	272	SH		SOLE		272
Allergan Inc		COM		018490102	15501	226	SH		SOLE		226
Allstate Corp.		COM		020002101	260	8	SH		SOLE		8
Altria Group		COM		02209S103	282	11	SH		SOLE		11
American Express	COM		025816109	335	8	SH		SOLE		8
Amgen Inc.		COM		031162100	9726	177	SH		SOLE		177
Ansys Inc.		COM		03662Q105	1175	23	SH		SOLE		23
Apple Inc		COM		037833100	410	1	SH		SOLE		1
Arthur J Gallagher	COM		363576109	10241	352	SH		SOLE		352
AT&T Inc		COM		00206r102	19534	665	SH		SOLE		665
Audiovox Corp		COM		050757103	614	71	SH		SOLE		71
Bank of NY Mellon 	COM		064058100	10794	357	SH		SOLE		357
Baxter Intl		COM		071813109	256	5	SH		SOLE		5
Berkshire Hathaway	CLA B		084670702	469	6	SH		SOLE		6
BMC Software		COM		055921100	2815	60	SH		SOLE		60
Boeing Co		COM		097023105	15109	232	SH		SOLE		232
BP plc			COM		055622104	5707	129	SH		SOLE		129
CA Technologies		COM		12673P105	13999	573	SH		SOLE		573
Caterpillar Inc.	COM		149123101	411	4	SH		SOLE		4
Charles Schwab Corp	COM		808513105	4799	280	SH		SOLE		280
Chevron Corp.		COM		166764100	290	3	SH		SOLE		3
Cisco Systems Inc	COM		17275r102	1451	72	SH		SOLE		72
Coca Cola Co		COM		191216100	710	11	SH		SOLE		11
Colgate-Palmolive	COM		194162103	585	7	SH		SOLE		7
Comcast Corp		CL A		20030n101	19628	893	SH		SOLE		893
ConocoPhillips		COM		20825C104	371	5	SH		SOLE		5
Consolidated Comm	COM		209034107	5424	281	SH		SOLE		281
Cynosure Inc		COM		232577205	2807	274	SH		SOLE		274
Dell Inc		COM		24702r101	2991	221	SH		SOLE		221
El Paso Corp.		COM		28336L109	1227	89	SH		SOLE		89
EMC Corp.		COM		268648102	6758	295	SH		SOLE		295
Emerson Electric	COM		291011104	258	5	SH		SOLE		5
EQT Corp		COM		26884l109	304	7	SH		SOLE		7
Erie Indemnity Co	CL A		29530P102	13159	201	SH		SOLE		201
Exxon Mobil Corp	COM		30231G102	3162	43	SH		SOLE		43
F.N.B. Corp		COM		302520101	4165	424	SH		SOLE		424
FirstEnergy Corp	COM		337932107	6516	176	SH		SOLE		176
Fuel Systems Sols	COM		35952W103	2304	78	SH		SOLE		78
General Electric Co	COM		369604103	13378	731	SH		SOLE		731
Hercules Offshore Inc	COM		427093109	1013	291	SH		SOLE		291
Hewlett-Packard Co	COM		428236103	503	12	SH		SOLE		12
Honeywell Intl Inc	COM		438516106	14302	269	SH		SOLE		269
Hospira			COM		441060100	228	4	SH		SOLE		4
Intel Corp		COM		458140100	2455	117	SH		SOLE		117
Intl Business Mach	COM		459200101	9280	63	SH		SOLE		63
iShares MSCI Japan	MSCI JAPAN	464286848	7172	657	SH		SOLE		657
IShares Tr S&P 100	ETF		464287101	227	4	SH		SOLE		4
Johnson & Johnson	COM		478160104	1164	19	SH		SOLE		19
Joy Global Inc		COM		481165108	15411	178	SH		SOLE		178
Kimberly-Clark Corp	COM		494368103	11547	183	SH		SOLE		183
Loews Corp		COM		540424108	19756	508	SH		SOLE		508
Marsh & McLennan	COM		571748102	8786	321	SH		SOLE		321
Matthews Intl Corp	CL A		577128101	3068	88	SH		SOLE		88
Medtronic Inc		COM		585055106	9754	263	SH		SOLE		263
Merck & Co Inc		COM		58933Y105	798	22	SH		SOLE		22
MetLife Inc		COM		59156R108	207	5	SH		SOLE		5
Microsoft Corp		COM		594918104	12160	436	SH		SOLE		436
Mylan Inc		COM		628530107	622	29	SH		SOLE		29
Nvidia Corp		COM		67066g104	216	14	SH		SOLE		14
OPNET Tech Inc		COM		683757108	8877	332	SH		SOLE		332
Oracle Corp		COM		68389x105	737	24	SH		SOLE		24
Parker-Hannifin Corp.	COM		701094104	6867	80	SH		SOLE		80
Pepsico Inc		COM		713448108	665	10	SH		SOLE		10
Pfizer Inc		COM		717081103	5349	306	SH		SOLE		306
Philip Morris Intl Inc	COM		718172109	662	11	SH		SOLE		11
PNC Fin Svcs Grp	COM		693475105	10171	167	SH		SOLE		167
PPG Industries Inc	COM		693506107	5277	63	SH		SOLE		63
Procter & Gamble Co	COM		742718109	909	14	SH		SOLE		14
Rockwell Collins	COM		774341101	250	4	SH		SOLE		4
Royl Dutch Shell A	CLA A		780259206	443	7	SH		SOLE		7
Russell 3000 Index	ETF		464287689	840	11	SH		SOLE		11
SanDisk Corp		COM		80004C101	21352	428	SH		SOLE		428
Schwab US Mkt ETF	ETF		808524102	6028	198	SH		SOLE		198
Spectrum Control Inc	COM		847615101	3990	266	SH		SOLE		266
Stryker Corp		COM		863667101	234	4	SH		SOLE		4
Tekelec Inc		COM		879101103	225	19	SH		SOLE		19
Telefonos De Mexico	SPON ADR ORD L	879403780	1618	100	SH		SOLE		100
Texas Instruments Inc	COM		882508104	4574	141	SH		SOLE		141
U.S. Bancorp		COM NEW		902973304	294	11	SH		SOLE		11
United Technologies	COM		913017109	818	10	SH		SOLE		10
V.F. Corp		COM		918204108	7850	91	SH		SOLE		91
Verizon Comm Inc	COM		92343V104	21195	592	SH		SOLE		592
Wal-Mart Stores Inc	COM		931142103	1094	20	SH		SOLE		20
Windstream Corp		COM		97381w104	2275	163	SH		SOLE		163
Xilinx Inc		COM		983919101	4059	140	SH		SOLE		140



